Important Notice Regarding Change in
Investment Policy and Fund Name
Federated Hermes Adjustable Rate Fund
A Portfolio of Federated Hermes Adjustable Rate Securities Trust
CLASS A SHARES (TICKER FEUGX)
INSTITUTIONAL SHARES (TICKER FEUNX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
The Board of Trustees of Federated Hermes Adjustable Rate Securities Trust (the “Board”) has approved a name change for the Federated Hermes Adjustable Rate Fund (the “Fund”) from “Federated Hermes Adjustable Rate Fund” to “Federated Hermes Government Adjustable Rate Fund.”
In connection with the name change, the Board has also approved a change to the Fund’s non-fundamental investment policy adopted in compliance with Rule 35d-1 (the “Names Rule”) under the Investment Company Act of 1940, as amended. The change in policy is not expected to result in any changes to the investment process used in managing the Fund. These changes are effective on January 7, 2027 (the “Effective Date”).
On the Effective Date, please make the following changes:
1. Please replace all references throughout the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) to the “Federated Hermes Adjustable Rate Fund” with “Federated Hermes Government Adjustable Rate Fund.”
2. Under “Fund Summary Information” in the section “What are the Fund’s Main Investment Strategies?” in the Summary Prospectus and in the Prospectus section “What are the Fund’s Investment Strategies?,” please delete the following disclosure in its entirety:
“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities.”
and replace it with:
“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.”

3. Under the SAI section “Investment Objective (and Policies) and Investment Limitations” under “Non-Fundamental Names Rule Policy,” please delete the following disclosure in its entirety:
“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities.”
and replace it with:
“The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable-rate U.S. government securities.”
October 27, 2026

Federated Hermes Adjustable Rate Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457319 (10/26)
© 2026 Federated Hermes, Inc.